Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CrossingBridge Low Duration High Income Fund | CrossingBridge Low Duration High Income Fund - Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	6.01%	7.18%	7.63%	1.01%	7.35%	3.63%	3.50%
CrossingBridge Ultra-Short Duration Fund | CrossingBridge Ultra-Short Duration Fund - Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]		5.22%	5.81%	5.65%	2.45%
CrossingBridge Responsible Credit Fund | CrossingBridge Responsible Credit Fund - Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]		4.95%	7.28%	7.97%	1.81%
RiverPark Strategic Income Fund | RiverPark Strategic Income Fund - Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	[2]	6.58%	8.42%	9.62%	(3.30%)	11.60%	3.42%	3.51%	1.36%	4.84%	10.23%
CrossingBridge Nordic High Income Bond Fund | CrossingBridge Nordic High Income Bond Fund - Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]		7.09%

[1]	The returns shown in the bar chart are for Institutional Class shares of the Fund. Retail Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Performance for Retail Class shares would be lower as expenses for Retail Class shares are higher.
[2]	The returns shown in the bar chart are for Institutional Class shares of the Fund. Retail Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Performance for Retail Class shares would be lower as expenses for Retail Class shares are higher.